Document and Entity Information	Feb. 19, 2020
Cover [Abstract]
Entity Registrant Name	FREEPORT-MCMORAN INC
Amendment Flag	false
Entity Central Index Key	0000831259
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-11307-01
Entity Tax Identification Number	74-2480931
Entity Address, Address Line One	333 North Central Avenue
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	(602)
Local Phone Number	366-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FCX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false